Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [Abstract]
Anti-dilutive effect of diluted earnings per share (in shares)	416,733
Profit/(loss) after income tax	$ 8,638	$ (3,053)	$ (1,889)	$ (164,947)
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	104,496,782	53,559,687	81,456,256	53,203,472
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	112,195,908	53,559,687	81,456,256	53,203,472
Basic earnings per share (in dollars per share)	$ 0.0827	$ (0.057)	$ (0.0232)	$ (3.1003)
Diluted earnings per share (in dollars per share)	$ 0.077	$ (0.057)	$ (0.0232)	$ (3.1003)